1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

February 28, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)
File Nos. 333-09341and 811-7739
Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 38 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 40 to the Registration Statement under the Investment Company Act of 1940, as amended.

This filing is being made for the purpose of: (i) filing required exhibits; (ii) updating certain financial information; (iii) incorporating comments received from the SEC staff; and (iv) making certain non-material changes to the Prospectuses and SAI for the Global Equity, International Equity, International Small Companies, Emerging Markets, Institutional Emerging Markets, and Frontier Emerging Markets Portfolios, each a series of the Registrant. We hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3889.

Very truly yours,

/s/ Stephen H. Bier

Stephen H. Bier

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